Comprehensive Income (Loss)	3 Months Ended	12 Months Ended
	Feb. 26, 2012	Nov. 27, 2011
Dividend Payment/Comprehensive Income (Loss) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE LOSS

NOTE 7:    COMPREHENSIVE INCOME (LOSS)

The following is a summary of the components of total comprehensive income (loss), net of related income taxes:

	Three Months Ended
	February 26, 2012	February 27, 2011
	(Dollars in thousands)
Net income	$49,297	$39,168

Other comprehensive income (loss):
Pension and postretirement benefits	296	515
Net investment hedge gains (losses)	525	(8,890)
Foreign currency translation gains	7,424	8,527
Unrealized gain on marketable securities	1,268	574

Total other comprehensive income	9,513	726

Comprehensive income	58,810	39,894
Comprehensive loss attributable to noncontrolling interest	(254)	(1,291)

Comprehensive income attributable to Levi Strauss & Co.	$59,064	$41,185

The following is a summary of the components of “Accumulated other comprehensive loss,” net of related income taxes:

	February 26, 2012	November 27, 2011
	(Dollars in thousands)
Pension and postretirement benefits	$(255,388)	$(255,684)
Net investment hedge losses	(28,168)	(28,693)
Foreign currency translation losses	(42,785)	(50,209)
Unrealized gain (loss) on marketable securities	721	(547)

Accumulated other comprehensive loss	(325,620)	(335,133)
Accumulated other comprehensive income attributable to noncontrolling interest	10,536	10,869

Accumulated other comprehensive loss attributable to Levi Strauss & Co.	$(336,156)	$(346,002)

NOTE 15:    ACCUMULATED OTHER COMPREHENSIVE LOSS

Accumulated other comprehensive income (loss) is summarized below:

	Levi Strauss & Co.
		Translation Adjustments		Unrealized Gain (Loss) on Marketable Securities
	Pension and Postretirement Benefits(1)	Net Investment Hedges	Foreign Currency Translation		Total	Noncontrolling Interest	Totals
	(Dollars in thousands)
Accumulated other comprehensive income (loss) at November 30, 2008	$(68,161)	$(12,297)	$(43,476)	$(3,981)	$(127,915)	$8,051	$(119,864)

Gross changes	(178,577)	(59,429)	21,550	3,178	(213,278)	1,894	(211,384)
Tax	69,858	22,409	331	(1,272)	91,326	—	91,326

Other comprehensive income (loss), net of tax	(108,719)	(37,020)	21,881	1,906	(121,952)	1,894	(120,058)

Accumulated other comprehensive income (loss) at November 29, 2009	(176,880)	(49,317)	(21,595)	(2,075)	(249,867)	9,945	(239,922)

Gross changes	(34,625)	37,143	(20,833)	3,615	(14,700)	130	(14,570)
Tax	12,698	(14,215)	(4,701)	(1,383)	(7,601)	—	(7,601)

Other comprehensive income (loss), net of tax	(21,927)	22,928	(25,534)	2,232	(22,301)	130	(22,171)

Accumulated other comprehensive income (loss) at November 28, 2010	(198,807)	(26,389)	(47,129)	157	(272,168)	10,075	(262,093)

Gross changes	(92,480)	(3,758)	(10,881)	(1,149)	(108,268)	794	(107,474)
Tax	35,603	1,454	(3,068)	445	34,434	—	34,434

Other comprehensive income (loss), net of tax	(56,877)	(2,304)	(13,949)	(704)	(73,834)	794	(73,040)

Accumulated other comprehensive income (loss) at November 27, 2011	$(255,684)	$(28,693)	$(61,078)	$(547)	$(346,002)	$10,869	$(335,133)

(1)	Pension and postretirement benefit amounts primarily resulted from the actuarial losses recorded in conjunction with the year-end remeasurements of pension obligations, and were principally due to a decline in discount rates caused by changes in the financial markets, including a decrease in corporate bond yield indices.